STOCK OPTIONS AND WARRANTS (Details 3) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Exercise price (in dollars per share)	$ 1.63	$ 0.73	$ 0.68
Number outstanding	$ 15,464,700	$ 8,217,376	$ 5,550,709
Warrant Exercise price 0.86 [Member]
Exercise price (in dollars per share)	$ 0.86
Number outstanding	$ 3,850,709
Weighted average remaining contractual life (years)	5 years 7 months 13 days
Weighted average exercise price	$ 0.86
Number exercisable	3,850,709
Weighted average remaining contractual life (years)	5 years 7 months 13 days
Warrant Exercise price 0.38 [Member]
Exercise price (in dollars per share)	$ 0.38
Number outstanding	$ 2,000,000
Weighted average remaining contractual life (years)	5 years 2 months 8 days
Weighted average exercise price	$ 0.38
Number exercisable	2,000,000
Weighted average remaining contractual life (years)	5 years 2 months 8 days
Warrant Exercise price 0.75 [Member]
Exercise price (in dollars per share)	$ 0.75
Number outstanding	$ 2,666,667
Weighted average remaining contractual life (years)	8 years 5 months 12 days
Weighted average exercise price	$ 0.75
Number exercisable	2,666,667
Weighted average remaining contractual life (years)	8 years 5 months 12 days
Warrant Exercise price 2.75 [Member]
Exercise price (in dollars per share)	$ 2.75
Number outstanding	$ 323,864
Weighted average remaining contractual life (years)	1 year 2 months 1 day
Weighted average exercise price	$ 2.75
Number exercisable	323,864
Weighted average remaining contractual life (years)	1 year 2 months 1 day
Warrant Exercise price 2.80 [Member]
Exercise price (in dollars per share)	$ 2.80
Number outstanding	$ 50,000
Weighted average remaining contractual life (years)	9 years 6 months 25 days
Weighted average exercise price	$ 2.80
Number exercisable	50,000
Weighted average remaining contractual life (years)	9 years 6 months 25 days
Warrant Exercise price 2.75 [Member]
Exercise price (in dollars per share)	$ 2.75
Number outstanding	$ 6,573,460
Weighted average remaining contractual life (years)	3 years
Weighted average exercise price	$ 2.75
Number exercisable	6,573,460
Weighted average remaining contractual life (years)	3 years